Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share-based Compensation

(20)                          Share-based Compensation

2012 Options

a.                   2012 Options G

On March 12, 2012, the Company granted options (“2012 Options G”) to its directors and employees to purchase up to 92,845,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The members of the board of directors of the Company received 8,800,000 stock options, which require continue services to the Company but no other performance conditions. For the rest of the 2012 Option G awards, the number of options that the grantees are entitled to in each year will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company. Accordingly, 20% (“Option G1”), 20% (“Option G2”), 25% (“Option G3”), 20% (“Option G4”)” and 15% (“Option G5”) of the award options shall vest on May 31 each of the years 2012 to 2016, respectively. The expiration date of the 2012 Options is March 12, 2022. The 2012 Options G have an exercise price of US$0.30 (RMB1.90) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share, except for the 3,200,000 options granted to the two independent directors which have an exercise price of US$0.31 (RMB1.98) and an intrinsic value of US$0.03 (RMB0.17) per ordinary share.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option G1	Option G2	Option G3	Option G4	Option G5
Weight average assumptions — expected dividend yield	0%	0%	0%	0%	0%
Risk-free interest rate	2.02%	2.16%	2.29%	2.42%	2.55%
Expected life	5.11 years	5.61 years	6.11 years	6.61 years	7.11 years
Expected volatility	74.54%	74.54%	74.54%	74.54%	74.54%

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.  Risk-free interest rate was estimated based on the USD Treasury Bond Yield and pro-rated according to the tenor of the options plus a risk premium of 1.05% to cater the higher sovereign risk of China.  The expected term was estimated by taking into consideration the expiration period and the vesting terms.  Expected volatility was estimated based on the longest available historical annualized daily volatilities of the Company.

For the year ended December 31, 2012, share-based compensation expenses of RMB60,666 were recognized in connection with the 2012 Options G.

b.                   2012 Options H

On March 12, 2012, the Company granted options (“2012 Options H”) to its entrepreneurial agents and captains (non-employees) to purchase 3,800,000 ordinary shares of the Company, of which 3,000,000 and 800,000 options were granted to agents and captains respectively. Pursuant to the option agreements entered into between the Company and the option grantees, 40% (“Option H1”), 40% (“Option H2”) and 20% (“Option H3”) of the 3,000,000 award options granted to agents shall vest in May 31, 2014, 2015 and 2016 of each year respectively; and 40% (“Option H4”), 40% (“Option H5”) and 20% (“Option H6”) of the 800,000 award options granted to captains shall vest in May 31, 2013, 2014 and 2015 of each year respectively. The number of options that the grantees are entitled to in each year of 2013 to 2016 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company.  The expiration date of the 2012 Options is March 12, 2022. The 2012 Options H have an exercise price of US$0.30 (RMB1.90) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions as of December 31, 2012:

	Option H1		Option H2		Option H3		Option H4		Option H5		Option H6
Stock price per ordinary shares	US$	0.31	US$	0.31	US$	0.31	US$	0.31	US$	0.31	US$	0.31
Weight average assumptions — expected dividend yield	0%		0%		0%		0%		0%		0%
Risk-free interest rate	1.87%		1.98%		2.09%		1.82%		1.93%		2.04%
Expected life	5.37 years		5.87 years		6.37 years		5.12 years		5.62 years		6.12 years
Expected volatility	74.54%		74.54%		74.54%		74.54%		74.54%		74.54%

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.  Risk-free interest rate was estimated based on the USD Treasury Bond Yield and pro-rated according to the tenor of the options plus a risk premium of 1.05% to cater the higher sovereign risk of China.  The expected term was estimated by taking into consideration the expiration period and the vesting terms.  Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the year ended December 31, 2012, share-based compensation expenses of RMB1,100 were recognized in connection with the 2012 Options H.

c.      2012 Inscom Options

On March 29, 2012, the shareholders of InsCom Holdings Limited (“Inscom”), a private subsidiary of which the Group has a 65.10% equity interest, has resolved on the adoption of a share incentive plan, under which the maximum number of ordinary shares that can be granted is 202,400,000 shares, equal to 20% of the total number of ordinary shares outstanding at Inscom as at March 28, 2012, and that the directors are authorized to grant such options.

On April 2, 2012, Inscom granted stock options to purchase 36,515,586 of its ordinary shares to its entrepreneurial agents and 24,492,750 ordinary shares to its and the Group’s employees (the “2012 Inscom Options”). Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a two-year period from 2012 to 2013. The number of options that the grantees are entitled to in each year will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued services to the Inscom and the Group. For options granted to agents, 86% (“Option I1”) was vested immediately on April 2, 2012, and the remaining 14% (“Option I2”) of the award options shall vest on June 30, 2013, the expiration date for options granted to agents is December 31, 2014. For options granted to employees, 36% (“Option I3”) was vested immediately on April 2, 2012, and the rest 64% (“Option I4”) of the award options shall vest on June 30, 2013, and the expiration date for options granted to employees is June 30, 2017. The 2012 Inscom Options have an exercise price of RMB1.00 per ordinary share. There is no intrinsic value of the options as of the date of grant. The fair value of the 2012 Inscom Options on grant date was determined by using the Binominal option pricing model with the assistance of an independent valuation firm and the following assumptions:

	Option I1	Option I2	Option I3	Option I4
Fair value per underlying ordinary shares of Inscom	RMB0.02	RMB0.02	RMB0.02	RMB0.02
Risk-free interest rate	1.74%	1.83%	1.94%	2.06%
Expected life	2.7 years	2.7 years	5.2 years	5.2 years
Expected volatility	77.00%	71.00%	67.00%	67.00%
Expected dividend yield	0%	0%	0%	0%
Early exercise multiple	3.0	3.0	3.0	3.0
Post-vesting forfeiture rate	0%	0%	5%	5%

When estimating the fair value of the ordinary shares of Inscom on grant date, the Group determined Inscom’s enterprise value by means of a discounted cash flow analysis under the contemporaneous income approach, which assumes the value of Inscom’s equity as the present value of expected future cash flows.  The discounted cash flow derived by management considered Inscom’s future business plan, specific business and financial risks, the stage of development of the Inscom’s operations and economic and competitive elements affecting the Inscom’s business, industry and market. The fair values of the shares were determined with the assistance of an independent valuation firm.

The expected term was estimated by taking into consideration the expiration period and the vesting terms.  As Inscom is a non-public company, expected volatility was estimated based on annualized daily volatilities of the Company for a period with length commensurate to expected term.

Risk-free interest rate is estimated based on the yield to maturity of China Sovereign bond denominated in RMB plus China country risk premium as at the Valuation Date. The exercise multiple is estimated by management, based on a consideration of research study regarding exercise pattern from historical statistical data.  A multiple of 3 was used in the valuation analysis. And the post vesting forfeit rate was based on historical statistical data of the Group.

As of the grant date and December 31, 2012, the fair values of the 2012 Inscom Options were estimated to be of nominal values.  The share-based compensation expenses related to the 2012 Inscom Options was RMB3 for the year ended December 31, 2012.

2011 Options

On April 28, 2011, the Company granted options (“2011 Options”) to its directors and employees to purchase 28,400,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period from 2012 to 2015. The number of options that the grantees are entitled to in each year of 2012 to 2015 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company. Accordingly, 30% (“Option F1”), 30% (“Option F2”), 20% (“Option F3”), and 20% (“Option F4”) of the award options shall vest on March 31 each of the years 2012 to 2015, respectively. The expiration date of the 2011 Options is March 31, 2017. The 2011 Options have an exercise price of US$0.73 (RMB4.77) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option F1	Option F2	Option F3	Option F4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.93%	2.27%	2.54%	2.81%
Expected life	3.43 years	3.93 years	4.43 years	4.94 years
Expected volatility	35.54%	34.34%	32.93%	32.49%

For the year ended December 31, 2011 and 2012, share-based compensation expenses of RMB24,615 and nil were recognized in connection with the 2011 Options. In November 2011, 16,974,600 shares of 2011 Options were cancelled and share-based compensation expenses amounting to RMB22,015, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with the 2011 Options. During 2011, 11,425,400 shares of 2011 options were forfeited due to the failure of directors and employees to meet performance requirements, and some employees resigned during the year. No share-based compensation expense related to the forfeited options was recognized.

2010 Options

On February 8, 2010, the Company granted options (“2010 Options”) to its directors and employees to purchase 48,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period from 2011 to 2014. The number of options that the grantees are entitled to in each year of 2011 to 2014 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company. Accordingly, 30% (“Option E1”), 30% (“Option E2”), 20% (“Option E3”) and 20% (“Option E4”) of the options shall vest on March 31 of each of the years 2011 to 2014, respectively. The expiration date of the 2010 Options is March 31, 2016. The 2010 Options have an exercise price of US$0.84 (RMB5.73) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%

As of December 31, 2011, no 2010 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2010, 2011 and 2012, share-based compensation expenses of RMB16,653, RMB26,985 and nil was recognized in connection with the 2010 Options, respectively. In November 2011, 27,671,884 shares of 2010 Options were cancelled and share-based compensation expenses amounting to RMB26,150, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with 2010 Options. During 2011, 20,328,116 shares of 2010 options were forfeited due to the failure of directors and employees to meet performance requirements, and some employees resigned during the year. No share-based compensation expense related to the forfeited options was recognized.

2009 Options

On March 9, 2009, the Company granted options (“2009 Options”) to its employees to purchase 10,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% (“Option D1”), 30% (“Option D2”), 20%  (“Option D3”) and the remaining 20% (“Option D4”) of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their key performance indicators (“KPI”) results for the years 2009.  The expiration date of the 2009 Options is March 31, 2015. The 2009 Options have an exercise price of US$0.34 (RMB2.30) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%

As of December 31, 2012, 1,240,480 shares of 2009 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2010, 2011 and 2012, share-based compensation expenses of RMB1,479, RMB1,469 and RMB1,353 was recognized in connection with the 2009 Options. During the years ended December 31, 2010, 2011 and 2012, 917,330, 153,480 and 200,410 shares of 2009 Options, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

2008 Options

On November 21, 2008, the Company granted options to purchase 32,000,000 ordinary shares of the Company to certain directors and employees (“2008 Options”). Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% (“Option C1”), 30% (“Option C2”), 20%  (“Option C3”) and the remaining 20% (“Option C4”) of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their KPI results for the years 2009. The expiration date of the 2008 Options is March 31, 2015. The 2008 Options have an exercise price of US$0.28 (RMB1.90), equal to the fair value of the Company’s share price at the grant date. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%

As of December 31, 2012, 2,553,440 shares of 2008 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2010, 2011 and 2012, share-based compensation expenses of RMB4,079, RMB3,934 and RMB3,756 was recognized in connection with 2008 Options. During the years ended December 31, 2010, 2011 and 2012, 529,080, 84,520 and 211,080 shares of 2008 Options, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

2007 Options

Option A

On February 3, 2007, CISG granted share options (“2007 Option A”) to the Company’s former Chief Financial Officer, Mr. David Tang to purchase 5,473,684 ordinary shares. The options grant represents 0.8% of the issued share capital of CISG on a fully diluted basis upon full exercise of all outstanding options. The options vest over a two-year period, with 40% of the options vesting upon public listing of the Company and 30% on each of the first and second anniversaries of his employment. The 2007 Option A has an exercise price of RMB2.32 per ordinary share, equal to the fair value of CISG’s share price at the grant date, as determined by using the Black-Scholes option pricing model. The management of the Company determined the value of the Company’s shares as of January 31, 2007, with the assistance of a third party valuation company. There was no intrinsic value of the option as of the date of grant.

The assumptions used in determining the fair value of the options were as follows:

Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%

The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility is estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

As of December 31, 2012, 4,000,000 shares of 2007 Option A had been exercised.

For the three years ended December 31, 2012, changes in the status of outstanding options were as follows:

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2010	46,566,631	2.03	224,835
Granted on February 8, 2010	48,000,000	5.73
Exercised	(5,100,780)	2.12
Cancelled	—	—
Forfeited	(1,446,410)	2.15
Outstanding as of December 31, 2010	88,019,441	4.04	146,782
Granted on April 28, 2011	28,400,000	4.77
Exercised	(2,670,340)	2.28
Cancelled	(44,646,484)	5.37
Forfeited	(31,991,516)	5.36
Outstanding as of December 31, 2011	37,111,101	1.99	7,070
Granted on March 12, 2012	96,645,000	1.90
Exercised	(183,380)	1.95
Cancelled	—	—
Forfeited	(411,490)	2.09
Outstanding as of December 31, 2012	133,161,231	1.92	15,436
Exercisable as of December 31, 2012	47,260,811	1.95	4,107

As of December 31, 2012, there were a total of 85,900,420 outstanding unvested options for the Group. As of December 31, 2012, there was RMB81,347 of total unrecognized compensation cost related to share options granted in 2008, 2009 and 2012, which was expected to be recognized over a period of 3.5 years as of December 31, 2012.

No 2012 Inscom Options was exercised, cancelled or forfeited during the year ended December 31, 2012, and there was RMB 6 of unrecognized cost expected to be recognized in 2013. As of December 31, 2012, 61,008,336 of the 2012 Inscom Options are outstanding, 40,337,472 options are exercisable, with weighted average remaining contractual life of 1.59 years, exercise price of RMB1.00.

The following table summarizes information about the Company’s share option plans for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	1.58	1.45	1.48
Total intrinsic value of options exercised	32,465	9,495	74
Total fair value of share options vested	7,526	7,355	30,513

The following table summarizes information about the Company’s stock option plans as of December 31, 2012:

	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable
2012 Options G	92,684,420	9.25	1.90	18,408,420
2012 Options H	3,800,000	9.25	1.90	—
2009 Options	7,450,300	1.25	2.30	5,809,380
2008 Options	28,573,880	1.25	1.90	22,390,380
2007 Option A	652,631	4.00	2.32	652,631
Total	133,161,231			47,260,811

There are no 2010 Options and 2011 Options outstanding as of December 31, 2012.